                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09583

                           UBS Eucalyptus Fund, L.L.C.
               (Exact name of registrant as specified in charter)

                           299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

    PAR ($)                                                                                                   FAIR VALUE
--------------                                                                                              --------------
                 INVESTMENTS IN SECURITIES (143.79%)
                 CORPORATE BONDS (5.74%)
                 MEDICAL - BIOMEDICAL/GENETICS (2.13%)
     1,129,294   Cinacalcet Royalty Sub LLC, 15.50%, 03/30/17 (a), (b)                                      $    1,129,294
       596,700   Incyte Corp., 4.75%, 10/01/15 (a)                                                               1,203,842
       453,766   Qhp Royalty Sub LLC, 10.25%, 03/15/15 (a)                                                         462,842
                                                                                                            --------------
                                                                                                                 2,795,978
                                                                                                            --------------
                 MEDICAL - DRUGS (3.61%)
     1,225,000   KV Pharmaceutical Co., 12.00%, 03/15/15 (a)                                                     1,182,125
     1,713,081   Rotavax Royalty Sub LLC, 5.50%, 10/15/14 *,(a)                                                  1,541,773
     2,000,000   RS Royalty Sub Lyrica LLC, 11.00%, 05/01/19 (a)                                                 2,010,000
                                                                                                            --------------
                                                                                                                 4,733,898
                                                                                                            --------------
                 TOTAL CORPORATE BONDS (Cost $7,000,229)                                                         7,529,876
                                                                                                            --------------

    SHARES
--------------
                 COMMON STOCK (136.79%)
                 DIAGNOSTIC EQUIPMENT (1.09%)
       273,600   Affymetrix, Inc.  *,(c)                                                                         1,425,456
                                                                                                            --------------
                 DIAGNOSTIC KITS (1.53%)
       255,100   OraSure Technologies, Inc.  *,(c)                                                               2,005,086
                                                                                                            --------------
                 DISPOSABLE MEDICAL EQUIPMENT (1.36%)
       548,400   Shandong Weigao Group Medical Polymer Co., Ltd. - (China) (d)                                   1,565,200
         8,800   Volcano Corp.  *                                                                                  225,280
                                                                                                            --------------
                                                                                                                 1,790,480
                                                                                                            --------------
                 DRUG DELIVERY SYSTEMS (1.26%)
       921,000   Antares Pharma, Inc.  *                                                                         1,657,800
                                                                                                            --------------
                 INSTRUMENTS - SCIENTIFIC (2.50%)
        59,000   Thermo Fisher Scientific, Inc.  *,(c)                                                           3,277,450
                                                                                                            --------------
                 MEDICAL - BIOMEDICAL/GENETICS (32.65%)
       212,400   3sbio Inc - Adr  *,(c), (e)                                                                     3,672,396
       750,000   Anadys Pharmaceuticals, Inc.  *                                                                   870,000
       210,000   ArQule, Inc.  *,(c)                                                                             1,503,600
        49,200   Aveo Pharmaceuticals, Inc.  *                                                                     658,788
        31,300   Bavarian Nordic A/S - (Denmark) *,(c), (d)                                                        670,192
       281,400   Cytokinetics, Inc.  *,(c)                                                                         419,286
        76,000   Dendreon Corp.  *,(c)                                                                           2,844,680
       168,100   Exact Sciences Corp.  *,(c)                                                                     1,237,216
        77,100   Genzyme Corp.  *,(c)                                                                            5,871,165
       189,000   Gilead Sciences, Inc.  *,(c)                                                                    8,021,160
       157,500   Human Genome Sciences, Inc.  *,(c)                                                              4,323,375
        36,000   Illumina, Inc.  *,(c)                                                                           2,522,520
       142,000   Incyte Corp., Ltd.  *,(c)                                                                       2,250,700
        79,400   Life Technologies Corp.  *,(c)                                                                  4,162,148
       222,000   Map Pharmaceuticals, Inc.  *,(c)                                                                3,061,380
        70,000   Newron Pharmaceuticals SpA - (Italy) *,(d)                                                        512,652
     7,065,237   Novelos Therapeutics, Inc.                                                                        125,761

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

    SHARES                                                                                                    FAIR VALUE
--------------                                                                                              --------------
                 COMMON STOCK (CONTINUED)
                 MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
       151,700   Talon Therapeutics, Inc.  *                                                                $      113,775
                                                                                                            --------------
                                                                                                                42,840,794
                                                                                                            --------------
                 MEDICAL - DRUGS (51.40%)
        64,600   Achillion Pharmaceuticals, Inc.  *,(c)                                                            461,890
        76,000   Allergan, Inc.  (c)                                                                             5,397,520
       121,700   Almirall SA - (Spain) (d)                                                                       1,360,915
       318,200   Bristol-Myers Squibb Co.  (c)                                                                   8,410,026
       192,700   Dainippon Sumitomo Pharma Co., Ltd. - (Japan) (d)                                               1,801,967
       403,700   Elan Corp. PLC  *,(c), (e)                                                                      2,777,456
       168,000   Hikma Pharmaceuticals PLC - (United Kingdom) (c), (d)                                           1,987,400
        31,800   Idenix Pharmaceuticals Inc.  *                                                                    105,576
       270,000   KV Pharmaceutical Co.  *,(a)                                                                    1,077,705
       203,700   KV Pharmaceutical Co.  *                                                                        1,220,163
        70,000   Medivir AB - (Sweden) *,(d)                                                                     1,553,486
             0   Merck & Co., Inc.                                                                                       4
       456,900   Mitsubishi Tanabe Pharma Corp. - (Japan) (c), (d)                                               7,442,490
        93,000   Nichi-iko Pharmaceutical Co., Ltd. - (Japan) (c), (d)                                           2,406,986
       119,000   Novartis AG - (Switzerland) (c), (d)                                                            6,480,383
        11,000   Orexigen Therapeutics, Inc.  *                                                                     30,910
        42,000   Pharmasset, Inc.  *,(c)                                                                         3,305,820
        48,500   Roche Holding AG - (Switzerland) (c), (d)                                                       6,955,455
        62,000   Sanofi-Aventis SA - (France) (c), (d)                                                           4,353,031
       284,300   Shionogi & Co., Ltd. - (Japan) (c), (d)                                                         4,867,686
        58,000   Shire PLC  (c), (e)                                                                             5,051,800
       605,775   Skyepharma PLC - (United Kingdom) *,(d)                                                           398,121
                                                                                                            --------------
                                                                                                                67,446,790
                                                                                                            --------------
                 MEDICAL - GENERIC DRUGS (6.99%)
        38,000   Sawai Pharmaceutical Co., Ltd. - (Japan) (c), (d)                                               3,292,087
        53,000   Towa Pharmaceutical Co., Ltd. - (Japan) (c), (d)                                                2,689,089
        57,000   Watson Pharmaceuticals, Inc.  *,(c)                                                             3,192,570
                                                                                                            --------------
                                                                                                                 9,173,746
                                                                                                            --------------
                 MEDICAL - HMO (13.48%)
       118,800   CIGNA Corp.  (c)                                                                                5,260,464
        48,000   Humana, Inc.  *                                                                                 3,357,120
       130,000   Wellpoint, Inc.  *,(c)                                                                          9,072,700
                                                                                                            --------------
                                                                                                                17,690,284
                                                                                                            --------------
                 MEDICAL - WHOLESALE DRUG DISTRIBUTION (2.10%)
       775,000   Sinopharm Group Co. - (China) (d)                                                               2,749,984
                                                                                                            --------------
                 MEDICAL INSTRUMENTS (2.75%)
        79,000   Delcath Systems, Inc.                                                                             582,230
        70,400   Medtronic, Inc.  (c)                                                                            2,770,240
        76,800   Solta Medical, Inc.  *                                                                            253,440
                                                                                                            --------------
                                                                                                                 3,605,910
                                                                                                            --------------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

    SHARES                                                                                                    FAIR VALUE
--------------                                                                                              --------------
                 COMMON STOCK (CONTINUED)
                 MEDICAL LASER SYSTEMS (0.37%)
        35,100   Cynosure, Inc.  *,(c)                                                                      $      487,539
                                                                                                            --------------
                 MEDICAL PRODUCTS (5.23%)
        56,000   Baxter International, Inc.  (c)                                                                 3,011,120
        46,500   Hospira, Inc.  *,(c)                                                                            2,566,800
        55,100   Syneron Medical, Ltd. - (Israel) *,(c), (d)                                                       718,504
        85,200   Uroplasty Inc.  *,(c)                                                                             563,172
                                                                                                            --------------
                                                                                                                 6,859,596
                                                                                                            --------------
                 PHARMACY SERVICES (2.80%)
        66,000   Express Scripts, Inc.  (c)                                                                      3,670,260
                                                                                                            --------------
                 THERAPEUTICS (11.28%)
       560,000   Allos Therapeutics, Inc.  *,(c)                                                                 1,775,200
       156,000   Biomarin Pharmaceutical, Inc.  *,(c)                                                            3,920,280
        99,000   NPS Pharmaceuticals, Inc.  *,(c)                                                                  947,430
       650,000   Pharmacyclics, Inc.  *,(c)                                                                      3,828,500
       180,000   Warner Chilcott PLC - (Ireland) *,(c), (d)                                                      4,190,400
        51,400   YM Biosciences Inc. - (Canada) *,(d)                                                              135,696
                                                                                                            --------------
                                                                                                                14,797,506
                                                                                                            --------------
                 TOTAL COMMON STOCK (Cost $167,307,613)                                                        179,478,681
                                                                                                            --------------
                 WARRANTS (0.23%)
                 MEDICAL - BIOMEDICAL/GENETICS (0.11%)
        91,000   Anadys Pharmaceuticals, Inc., $2.75, 06/09/14  *                                                    4,550
       333,700   Novelos Therapeutics, Inc., $0.11, 07/27/15  *                                                      3,337
       150,000   Talon Therapeutics, Inc., $0.01, 10/07/16  *                                                      111,000
        62,500   Talon Therapeutics, Inc., $0.60, 10/07/16  *                                                       24,875
       330,000   Targeted Genetics Corp., $3.25, 06/22/12  *                                                            --
                                                                                                            --------------
                                                                                                                   143,762
                                                                                                            --------------
                 MEDICAL LABS & TESTING SERVICES (0.00%)
            45   Orchid Biosciences, Inc., $21.70, 07/24/11 *                                                           --
            45   Orchid Biosciences, Inc., $23.50, 09/20/11 *                                                           --
           120   Orchid Biosciences, Inc., $8.05, 12/12/11 *                                                            --
                                                                                                            --------------
                                                                                                                        --
                                                                                                            --------------
                 THERAPEUTICS (0.12%)
       243,000   Alexza Pharmaceuticals, Inc., $2.77, 10/05/16 *                                                   160,380
                                                                                                            --------------
                 TOTAL WARRANTS (Cost $215,750)                                                                    304,142
                                                                                                            --------------

  NUMBER OF
  CONTRACTS
--------------
                 PURCHASED OPTIONS (1.03%)
                 MEDICAL - BIOMEDICAL/GENETICS (0.48%)
           225   Alexion Pharmaceuticals, Inc., 04/16/11 $100 Call                                                  37,125
           280   Amylin Pharmaceuticals, Inc., 04/16/11 $12.50 Put                                                  34,720
           110   Cubist Pharmaceuticals, Inc., 01/21/12 $30 Call                                                    25,300
         1,691   Genzyme Corp., 04/11/11 $75 Call                                                                  213,066
         1,675   Genzyme Corp., 07/16/11 $75 Call                                                                  226,125

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

  NUMBER OF
  CONTRACTS                                                                                                   FAIR VALUE
--------------                                                                                              --------------
                 PURCHASED OPTIONS (CONTINUED)
                 MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
           170   InterMune, Inc., 04/16/11 $25 Put                                                          $          850
           560   Sequenom, Inc., 01/21/12 $7.50 Call                                                                50,960
           395   Vertex Pharmaceuticals, Inc., 04/16/11 $47 Put                                                     39,500
                                                                                                            --------------
                                                                                                                   627,646
                                                                                                            --------------
                 MEDICAL - DRUGS (0.41%)
           835   Bristol-Myers Squibb Co., 06/18/11 $27 Call                                                        67,635
           110   Cephalon, Inc., 04/16/11 $75 Call                                                                  20,900
           280   Endo Pharmaceuticals Holdings, Inc., 04/16/11 $35 Put                                               7,000
           445   Endo Pharmaceuticals Holdings, Inc., 04/16/11 $40 Call                                             24,475
           225   Forest Laboratories, Inc., 01/21/12 $40 Call                                                       11,250
           280   KV Pharmaceutical Co., 05/21/11 $7.50 Call                                                         25,200
           110   Medivation Inc., 01/21/12 $20 Call                                                                 59,950
           110   Orexigen Therapeutics Inc., 07/16/11 $10 Call                                                         550
           110   Orexigen Therapeutics Inc., 07/16/11 $8 Put                                                        56,100
           115   Pharmasset, Inc., 04/16/11 $55 Call                                                               263,465
                                                                                                            --------------
                                                                                                                   536,525
                                                                                                            --------------
                 MEDICAL - GENERIC DRUGS (0.10%)
           135   Perrigo Co., 04/16/11 $85 Call                                                                      2,025
           170   Teva Pharmaceutical Industries, Ltd., 04/16/11 $47.50 Call                                         49,300
           280   Watson Pharmaceuticals, Inc., 05/21/11 $55 Call                                                    81,200
                                                                                                            --------------
                                                                                                                   132,525
                                                                                                            --------------
                 MEDICAL INSTRUMENTS (0.01%)
           565   Boston Scientific Corp., 04/16/11 $7 Put                                                            6,215
            24   Edwards Lifesciences Corp., 04/16/11 $85 Put                                                        6,240
            24   Edwards Lifesciences Corp., 04/16/11 $95 Call                                                       1,800
                                                                                                            --------------
                                                                                                                    14,255
                                                                                                            --------------
                 MEDICAL PRODUCTS (0.02%)
           115   Hospira, Inc., 08/20/11 $60 Call                                                                   19,550
                                                                                                            --------------
                 THERAPEUTICS (0.01%)
           280   Pharmacyclics, Inc., 08/20/11 $6 Call                                                              18,200
                                                                                                            --------------
                 TOTAL PURCHASED OPTIONS (Cost $1,324,171)                                                       1,348,701
                                                                                                            --------------
                 TOTAL INVESTMENTS IN SECURITIES (Cost $175,847,763)                                           188,661,400
                                                                                                            --------------

    SHARES
--------------
                 SECURITIES SOLD, NOT YET PURCHASED ((42.83)%)
                 COMMON STOCK SOLD, NOT YET PURCHASED ((40.60)%)
                 DIAGNOSTIC KITS ((2.24)%)
       (16,000)  DiaSorin SpA - (Italy) (d)                                                                       (705,011)
       (73,000)  Qiagen NV - (Netherlands) *,(d)                                                                (1,463,650)
       (64,500)  Quidel Corp.  *                                                                                  (771,420)
                                                                                                            --------------
                                                                                                                (2,940,081)
                                                                                                            --------------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

    SHARES                                                                                                    FAIR VALUE
--------------                                                                                              --------------
                 COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                 DRUG DELIVERY SYSTEMS ((1.33)%)
      (184,000)  Nektar Therapeutics  *                                                                     $   (1,742,480)
                                                                                                            --------------
                 INSTRUMENTS - SCIENTIFIC ((1.86)%)
       (28,000)  Waters Corp. *                                                                                 (2,433,200)
                                                                                                            --------------
                 MEDICAL - BIOMEDICAL/GENETICS ((7.58)%)
       (81,000)  Acorda Therapeutics, Inc.  *                                                                   (1,879,200)
       (96,700)  Alnylam Pharmaceuticals, Inc.  *                                                                 (925,419)
       (39,500)  Exelixis, Inc.                                                                                   (446,350)
      (141,000)  Geron Corp.  *                                                                                   (712,050)
       (90,900)  Lexicon Genetics, Inc.  *                                                                        (152,712)
       (65,100)  Medivation, Inc.  *                                                                            (1,213,464)
       (99,500)  Mesoblast, Ltd. - (Australia) *,(d)                                                              (746,009)
       (63,000)  Myriad Genetics, Inc.  *                                                                       (1,269,450)
      (102,300)  Nymox Pharmaceutical Corp. - (Canada) *,(d)                                                      (807,147)
       (40,000)  Regeneron Pharmaceuticals, Inc.  *                                                             (1,797,600)
                                                                                                            --------------
                                                                                                                (9,949,401)
                                                                                                            --------------
                 MEDICAL - DRUGS ((15.36)%)
       (32,100)  Active Biotech AB - (Sweden) (d)                                                                 (814,154)
       (89,000)  AstraZeneca PLC - (United Kingdom) (d)                                                         (4,084,426)
      (124,600)  Cadence Pharmaceuticals, Inc.  *                                                               (1,147,566)
       (43,500)  Eisai Co., Ltd. - (Japan) (d)                                                                  (1,566,215)
      (109,000)  Eli Lilly and Company                                                                          (3,833,530)
      (124,000)  H. Lundbeck A/S - (Denmark) (d)                                                                (2,879,282)
       (73,800)  Hi-Tech Pharmacal Co, Inc.  *                                                                  (1,485,594)
       (21,800)  Pain Therapeutics, Inc.  *                                                                       (208,408)
       (51,100)  Takeda Pharmaceutical Co., Ltd. - (Japan) (d)                                                  (2,392,302)
      (275,200)  Theratechnologies, Inc. - (Canada) *,(d)                                                       (1,352,306)
       (29,700)  Zealand Pharma A/S - (Denmark) (d)                                                               (392,866)
                                                                                                            --------------
                                                                                                               (20,156,649)
                                                                                                            --------------
                 MEDICAL - OUTPATIENT/HOME MEDICINE ((0.98)%)
       (43,500)  Lincare Holdings, Inc.                                                                         (1,290,210)
                                                                                                            --------------
                 MEDICAL INFORMATION SYSTEMS ((0.93)%)
       (14,600)  Quality Systems, Inc.                                                                          (1,216,764)
                                                                                                            --------------
                 MEDICAL INSTRUMENTS ((2.02)%)
      (179,000)  Delcath Systems, Inc.  *                                                                       (1,319,230)
       (26,000)  St. Jude Medical, Inc.                                                                         (1,332,760)
                                                                                                            --------------
                                                                                                                (2,651,990)
                                                                                                            --------------
                 MEDICAL PRODUCTS ((3.73)%)
       (38,000)  Becton, Dickinson & Co.                                                                        (3,025,560)
       (27,700)  Varian Medical Systems, Inc.  *                                                                (1,873,628)
                                                                                                            --------------
                                                                                                                (4,899,188)
                                                                                                            --------------
                 OPTICAL SUPPLIES ((1.17)%)
       (20,700)  Essilor International SA - (France) (d)                                                        (1,539,274)
                                                                                                            --------------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

    SHARES                                                                                                    FAIR VALUE
--------------                                                                                              --------------
                 COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                 PHARMACY SERVICES ((0.56)%)
       (13,000)  Medco Health Solutions, Inc. *                                                             $     (730,080)
                                                                                                            --------------
                 THERAPEUTICS ((2.84)%)
       (32,000)  Theravance, Inc.  *                                                                              (775,040)
       (70,300)  Thrombogenics NV - (Belgium) *,(d)                                                             (2,154,881)
      (128,600)  Vivus, Inc.  *                                                                                   (796,034)
                                                                                                            --------------
                                                                                                                (3,725,955)
                                                                                                            --------------
                 TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds of Sales $(50,965,997))                  (53,275,272)
                                                                                                            --------------
                 EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED ((2.23)%)
                 STOCK INDEX ((2.23)%)
       (22,100)  SPDR S&P 500 ETF Trust                                                                         (2,928,471)
                                                                                                            --------------
                 TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED (Proceeds of Sales
                 $(2,931,730))                                                                                  (2,928,471)
                                                                                                            --------------
                 TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds of Sales $(53,897,727))                    (56,203,743)
                                                                                                            --------------

  NUMBER OF
  CONTRACTS
--------------
                 DERIVATIVE CONTRACTS ((0.70)%)
                 WRITTEN OPTIONS ((0.46)%)
                 MEDICAL - BIOMEDICAL/GENETICS ((0.19)%)
          (225)  Alexion Pharmaceuticals, Inc., 04/16/11 $95 Call                                                 (112,500)
          (110)  Cubist Pharmaceuticals, Inc., 01/21/12 $35 Call                                                   (10,450)
          (110)  Cubist Pharmaceuticals, Inc., 05/21/11 $24 Call                                                   (14,850)
          (280)  InterMune, Inc., 04/16/11 $35 Put                                                                  (2,520)
          (560)  Sequenom, Inc., 01/21/12 $12.50 Call                                                              (19,040)
          (560)  Sequenom, Inc., 01/21/12 $5 Put                                                                   (46,480)
          (395)  Vertex Pharmaceuticals, Inc., 07/16/11 $60 Call                                                   (41,475)
                                                                                                            --------------
                                                                                                                  (247,315)
                                                                                                            --------------
                 MEDICAL - DRUGS ((0.16)%)
          (445)  Endo Pharmaceuticals Holdings, Inc., 04/16/11 $35 Call                                           (142,400)
          (280)  Forest Laboratories, Inc., 01/21/12 $27.50 Put                                                    (35,000)
          (280)  Merck & Co., Inc., 01/21/12 $40 Call                                                               (8,960)
          (225)  Pfizer, Inc., 01/21/12 $12.50 Put                                                                  (4,050)
          (225)  Pfizer, Inc., 01/21/12 $22.50 Call                                                                (15,750)
                                                                                                            --------------
                                                                                                                  (206,160)
                                                                                                            --------------
                 MEDICAL - GENERIC DRUGS ((0.07)%)
          (135)  Perrigo Co., 04/16/11 $75 Call                                                                    (68,850)
          (170)  Teva Pharmaceutical Industries, Ltd., 06/18/11 $42.50 Put                                          (4,250)
          (280)  Watson Pharmaceuticals, Inc., 08/20/11 $45 Put                                                    (19,600)
                                                                                                            --------------
                                                                                                                   (92,700)
                                                                                                            --------------
                 MEDICAL PRODUCTS ((0.03)%)
          (115)  Hospira, Inc., 08/20/11 $50 Put                                                                   (18,975)

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

  NUMBER OF
  CONTRACTS                                                                                                   FAIR VALUE
--------------                                                                                              --------------
                 WRITTEN OPTIONS (CONTINUED)
                 MEDICAL PRODUCTS (CONTINUED)
          (565)  Johnson & Johnson, 04/16/11 $60 Call                                                       $      (16,950)
                                                                                                            --------------
                                                                                                                   (35,925)
                                                                                                            --------------
                 THERAPEUTICS ((0.01)%)
          (280)  Pharmacyclics, Inc., 08/20/11 $5 Put                                                              (14,000)
                                                                                                            --------------
                 TOTAL WRITTEN OPTIONS (Premiums $(708,821))                                                      (596,100)
                                                                                                            --------------

   NOTIONAL
  AMOUNT ($)
--------------
                 SWAPS ((0.24)%)
                                                                                                            --------------
     1,437,593   Equity Swap, long exposure                                                                        115,153
                                                                                                            --------------
   (14,983,553)  Equity Swap, short exposure                                                                      (424,511)
                                                                                                            --------------
                 TOTAL SWAPS                                                                                      (309,358)
                                                                                                            --------------
                 TOTAL DERIVATIVE CONTRACTS (Proceeds of Sales $(708,821))                                        (905,458)
                                                                                                            --------------
   TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET PURCHASED AND DERIVATIVE CONTRACTS --
      100.26%                                                                                                  131,552,199
                                                                                                            --------------
   OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.26)%                                                         (345,799)
                                                                                                            --------------
   TOTAL MEMBERS' CAPITAL -- 100.00%                                                                        $  131,206,400
                                                                                                            ==============

Percentages shown represent a percentage of members' capital as of March 31, 2011.

*    Non-income producing security.

(a)  Restricted security - private investment valued at fair value.

(b)  Security was reclassed from Medical - Drugs to Medical -
     Biomedical/Genetics to better reflect the security's classification as of measurement date.

(c) Partially or wholly held ($157,335,468 total fair value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(d)  Foreign.

(e)  American Depository Receipt.

EQUITY SWAPS

UBS EUCALYPTUS FUND, L.L.C. HAD THE FOLLOWING OPEN EQUITY SWAPS AS OF MARCH 31, 2011:

                                                                                                  UNREALIZED
  NOTIONAL     MATURITY                                                                         APPRECIATION/
   AMOUNT        DATE                                DESCRIPTION                                (DEPRECIATION)
------------   --------   -------------------------------------------------------------------   --------------
     Buy          *       Agreement with Goldman Sachs & Co., to pay the total return of the
$  1,437,593              Orbimed Emerging Markets Healthcare Index in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus
                          50 bps.                                                                 $ 115,153
     Sell         *       Agreement with Goldman Sachs & Co., to sell the total return of the
$(14,983,553)             Orbimed Custom Index Modified Short Hedge in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus
                          80 bps.                                                                 $(424,511)
                                                                                                  ---------
                                                                                                  $(309,358)
                                                                                                  =========

----------
*    Perpetual maturity. Resets monthly.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between Level 1 and Level 2 at March 31, 2011.

ASSETS TABLE

                                                    TOTAL FAIR
                                                     VALUE AT
DESCRIPTION                                       MARCH 31, 2011     LEVEL 1       LEVEL 2       LEVEL 3
-----------                                       --------------   ------------   ----------   ----------
Investments in Securities
   Corporate Bonds
      Medical - Biomedical/Genetics                $  2,795,978    $         --   $       --   $2,795,978
      Medical - Drugs                                 4,733,898              --           --    4,733,898
                                                   ------------    ------------   ----------   ----------
   TOTAL CORPORATE BONDS                              7,529,876              --           --    7,529,876
                                                   ------------    ------------   ----------   ----------
   Common Stock
      Diagnostic Equipment                            1,425,456       1,425,456           --           --
      Diagnostic Kits                                 2,005,086       2,005,086           --           --
      Disposable Medical Equipment                    1,790,480       1,790,480           --           --
      Drug Delivery Systems                           1,657,800       1,657,800           --           --
      Instruments - Scientific                        3,277,450       3,277,450           --           --
      Medical - Biomedical/Genetics                  42,840,794      42,840,794           --           --
      Medical - Drugs                                67,446,790      66,369,085    1,077,705           --
      Medical - Generic Drugs                         9,173,746       9,173,746           --           --
      Medical - HMO                                  17,690,284      17,690,284           --           --
      Medical - Wholesale Drug Distribution           2,749,984       2,749,984           --           --
      Medical Instruments                             3,605,910       3,605,910           --           --
      Medical Laser Systems                             487,539         487,539           --           --
      Medical Products                                6,859,596       6,859,596           --           --
      Pharmacy Services                               3,670,260       3,670,260           --           --
      Therapeutics                                   14,797,506      14,797,506           --           --
                                                   ------------    ------------   ----------   ----------
   TOTAL COMMON STOCK                               179,478,681     178,400,976    1,077,705           --
                                                   ------------    ------------   ----------   ----------
   Warrants
      Medical - Biomedical/Genetics                     143,762              --      143,762           --
      Medical Labs & Testing Services                        --              --           --           --
      Therapeutics                                      160,380              --      160,380           --
                                                   ------------    ------------   ----------   ----------
   TOTAL WARRANTS                                       304,142              --      304,142           --
                                                   ------------    ------------   ----------   ----------
   Purchased Options
      Medical - Biomedical/Genetics                     627,646         627,646           --           --
      Medical - Drugs                                   536,525         536,525           --           --
      Medical - Generic Drugs                           132,525         132,525           --           --
      Medical Instruments                                14,255          14,255           --           --
      Medical Products                                   19,550          19,550           --           --
      Therapeutics                                       18,200          18,200           --           --
                                                   ------------    ------------   ----------   ----------
   TOTAL PURCHASED OPTIONS                            1,348,701       1,348,701           --           --
                                                   ------------    ------------   ----------   ----------
TOTAL INVESTMENTS IN SECURITIES                    $188,661,400    $179,749,677   $1,381,847   $7,529,876
                                                   ------------    ------------   ----------   ----------
Derivative Contracts
   Swaps                                                115,153              --      115,153           --
                                                   ------------    ------------   ----------   ----------
TOTAL DERIVATIVE CONTRACTS                         $    115,153    $         --   $  115,153   $       --
                                                   ============    ============   ==========   ==========
TOTAL ASSETS                                       $188,776,553    $179,749,677   $1,497,000   $7,529,876
                                                   ------------    ------------   ----------   ----------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

LIABILITIES TABLE

                                                     TOTAL FAIR
                                                      VALUE AT
DESCRIPTION                                        MARCH 31, 2011     LEVEL 1       LEVEL 2    LEVEL 3
-----------                                        --------------   ------------   ---------   -------
Securities Sold, Not Yet Purchased
   Common Stock Sold, Not Yet Purchased
      Diagnostic Kits                               $ (2,940,081)   $ (2,940,081   $      --     $--
      Drug Delivery Systems                           (1,742,480)     (1,742,480)         --      --
      Instruments - Scientific                        (2,433,200)     (2,433,200)         --      --
      Medical - Biomedical/Genetics                   (9,949,401)     (9,949,401)         --      --
      Medical - Drugs                                (20,156,649)    (20,156,649)         --      --
      Medical - Outpatient/Home Medicine              (1,290,210)     (1,290,210)         --      --
      Medical Information Systems                     (1,216,764)     (1,216,764)         --      --
      Medical Instruments                             (2,651,990)     (2,651,990)         --      --
      Medical Products                                (4,899,188)     (4,899,188)         --      --
      Optical Supplies                                (1,539,274)     (1,539,274)         --      --
      Pharmacy Services                                 (730,080)       (730,080)         --      --
      Therapeutics                                    (3,725,955)     (3,725,955)         --      --
                                                    ------------    ------------   ---------     ---
   TOTAL COMMON STOCK SOLD, NOT YET
      PURCHASED                                       (53,275,272)   (53,275,272)         --      --
                                                    ------------    ------------   ---------     ---
   Exchange Traded Funds Sold, Not Yet Purchased
      Stock Index                                     (2,928,471)     (2,928,471)         --      --
                                                    ------------    ------------   ---------     ---
   TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET
   PURCHASED                                          (2,928,471)     (2,928,471)         --      --
                                                    ------------    ------------   ---------     ---
TOTAL SECURITIES SOLD, NOT YET PURCHASED            $(56,203,743)   $(56,203,743   $      --     $--
                                                    ------------    ------------   ---------     ---
Derivative Contracts
   Written Options
      Medical - Biomedical/Genetics                     (247,315)       (247,315)         --      --
      Medical - Drugs                                   (206,160)       (206,160)         --      --
      Medical - Generic Drugs                            (92,700)        (92,700)         --      --
      Medical Products                                   (35,925)        (35,925)         --      --
      Therapeutics                                       (14,000)        (14,000)         --      --
                                                    ------------    ------------   ---------     ---
   TOTAL WRITTEN OPTIONS                                (596,100)       (596,100)         --      --
                                                    ------------    ------------   ---------     ---
   Swaps                                                (424,511)             --    (424,511)     --
                                                    ------------    ------------   ---------     ---
TOTAL DERIVATIVE CONTRACTS                          $ (1,020,611)   $   (596,100)  $(424,511)    $--
                                                    ------------    ------------   ---------     ---
TOTAL LIABILITIES                                   $(57,224,354)   $(56,799,843)  $(424,511)    $--
                                                    ------------    ------------   ---------     ---

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                     CHANGE IN
                                                 ACCRUED  REALIZED   UNREALIZED                        TRANSFERS IN
                                BALANCE AS OF   DISCOUNTS   GAIN/  APPRECIATION/                       AND/OR OUT OF  BALANCE AS OF
         DESCRIPTION          DECEMBER 31, 2010 /PREMIUMS  (LOSS)   DEPRECIATION  PURCHASES   SALES       LEVEL 3    MARCH 31, 2011
         -----------          ----------------- --------- -------- ------------- ---------- ---------  ------------- --------------
Investments in Securities
CORPORATE BONDS
Medical - Biomedical/Genetics     $2,776,296     $2,093   $ 8,999     $124,685   $       -- $(116,095)      $--         $2,795,978
Medical - Drugs                    1,512,031         46     3,563       74,468    3,274,650  (130,860)       --          4,733,898
                                  ----------     ------   -------     --------   ---------- ---------       ---         ----------
TOTAL CORPORATE BONDS              4,288,327      2,139    12,562      199,153    3,274,650  (246,955)       --          7,529,876
                                  ----------     ------   -------     --------   ---------- ---------       ---         ----------
ENDING BALANCE                    $4,288,327     $2,139   $12,562     $199,153   $3,274,650 $(246,955)      $--         $7,529,876
                                  ----------     ------   -------     --------   ---------- ---------       ---         ----------

Net change in unrealized appreciation/(depreciation) on Level 3 assets still held as of March 31, 2011 is $199,153.

                                                             March 31, 2011
Investments in Securities - By Country             Percentage of Members' Capital (%)
--------------------------------------             ----------------------------------
United States                                                    74.11%
Japan                                                            14.13%
Switzerland                                                      10.24%
China                                                             3.29%
Ireland                                                           3.19%
France                                                            2.14%
Spain                                                             1.04%
Sweden                                                            0.56%
Israel                                                            0.55%
Italy                                                           (0.15%)
Australia                                                       (0.57%)
Netherlands                                                     (1.12%)
United Kingdom                                                  (1.29%)
Canada                                                          (1.54%)
Belgium                                                         (1.64%)
Denmark                                                         (1.98%)

                                                             March 31, 2011
Investments in Derivative Contracts - By Country   Percentage of Members' Capital (%)
------------------------------------------------   ----------------------------------
United States                                                   (0.70%)

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

PORTFOLIO VALUATION

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

LEVEL 1--quoted prices in active markets for identical securities.

LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

LEVEL 3--significant unobservable inputs (including the Fund's own assumptions and indicative non-binding broker quotes.)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended March 31, 2011. Please refer to the December 31, 2010 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS EUCALYPTUS FUND, L.L.C.


By (Signature and Title)* /s/ William Ferri
                          ------------------------------------------------------
                          William Ferri, Principal Executive Officer

Date May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ------------------------------------------------------
                          William Ferri, Principal Executive Officer

Date May 20, 2011


By (Signature and Title)* /s/ Robert Aufenanger
                          ------------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date May 20, 2011

* Print the name and title of each signing officer under his or her signature.